Goldman Sachs Core Fixed Income Fund Expense Example - Class P Shares [Member] - Goldman Sachs Core Fixed Income Fund - Class P Shares	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 39
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	240
Expense Example, with Redemption, 10 Years	$ 549